9. LEGAL SETTLEMENT LIABILITIES	12 Months Ended
Dec. 31, 2014
Legal Settlement Liabilities
9. LEGAL SETTLEMENT LIABILITIES

Legal settlement liabilities were $367,000 and $0 as of December 31, 2014 and December 31, 2013, respectively. Such liabilities for December 31, 2014 consisted of $295,000 in business and legal expense reimbursements and $72,000 in office expenses payable pursuant to the 2013 legal settlement.